EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2011	2010	2009
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$66,739	$59,251	$221,337
Dividends on preferred stock	0	1,865	3,578
Income available to common shareholders	$66,739	$57,386	$217,759
Denominator for basic earnings per share - weighted average shares	57,691,979	56,969,491	45,028,640
Effect of dilutive securities —
Employee stock awards	907,428	913,809	508,507
Warrants	93,798	109,778	19,721
Denominator for diluted earnings per share - adjusted weighted average shares	58,693,205	57,993,078	45,556,868
Earnings per share available to common shareholders
Basic	$1.16	$1.01	$4.84
Diluted	$1.14	$0.99	$4.78

Stock options and warrants, where the exercise price was greater than the average market price of the common shares, were not included in the computation of net income per diluted share as they would have been antidilutive.  These out-of-the-money options were 420,076, 41,426, and 1,833,037 at December 31, 2011, 2010, and 2009, respectively.  The warrants to purchase 465,117 shares of common stock were outstanding as of December 31, 2011, 2010, and 2009, respectively.